Net fees and commissions income_Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Fee and commission income [Abstract]
Fees and commissions received	[1]	₩ 169,171	₩ 163,688	₩ 346,925		₩ 336,322
Fees and commissions received for provision of guarantee		14,660	15,911	30,263		31,700
Fees and commissions received on project financing		10,528	4,614	16,945		6,334
Fees and commissions received on credit card		283,407	268,887	556,984		527,566
Fees and commissions received on securities		23,767	19,757	50,238		40,267
Other fees and commissions received		53,867	33,424	111,651		71,704
Total		₩ 555,400	₩ 506,281	₩ 1,113,006	$ 1,001,084	₩ 1,013,893
Disclosure of composition of banking fees explanatory	[1]	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.

[1]	Fees and commissions received include fees income from agency commission, fees income from electronic finance, fees income related to loan, fees for import letter of credit dealing, commission received on foreign exchange and others.